SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates:

a.Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting estimates that require management’s subjective judgments include, but are not limited to, revenue recognition, income taxes, share-based compensation and purchase price allocation on acquisitions including determination of useful lives, Incremental Borrowing Rate (“IBR”), convertible notes borrowing rate and contingent consideration. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2020. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

Principles of consolidation:

b.Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

Financial statements in U.S. dollars:

c.Financial statements in U.S. dollars:

A substantial portion of the Company's financing activities, including equity transactions, cash investments, costs and revenues are generated in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The Company's subsidiaries’ functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for the subsidiaries, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents:	d.Cash and cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term deposits:

e.Short-term deposits:

Short-term deposits are deposits with maturities over three months from the date of purchase and of up to one year. As of December 31, 2019 and 2020, the Company's bank deposits were denominated in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 2.86% and 1.21%, respectively. Short-term deposits are presented at their cost, including accrued interest.

Restricted deposits:

f.Restricted deposits:

Restricted deposits are deposits with maturities of up to one year and are used as security for the rental of premises and for the Company's credit cards. As of December 31, 2019 and 2020, the Company's bank deposits were in U.S. dollars and bore interest at weighted average interest rates of 0.05% and 0.038%, respectively. Restricted deposits are presented at their cost, including accrued interest upon the term of the remaining restrictions.

Marketable securities:

g.Marketable securities:

The Company’s marketable securities consist of U.S. federal deposit insured corporation, Treasury bonds, certificate of deposits, sovereign bonds, municipal bonds and corporate bonds. The Company accounts for investments in debt securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities are classified as available for sale at the time of purchase. Available-for-sale securities are carried at fair value based on quoted market prices, with the unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold. Interest on these securities, as well as amortization or accretion of premiums or discounts, are included in financial income, net.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company classifies its marketable securities as either short-term or long-term based on each instruments’ underlying contractual maturity date as well as the intended time of realization. Marketable securities with maturities of 12 months or less are classified as short-term, and marketable securities with maturities greater than 12 months are classified as long-term.

In 2020 the Company adopted ASU 2016-13, Topic 326 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments” which modified the other than temporary impairment model for available for sale debt securities. The guidance requires the Company to determine whether a decline in fair value below the amortized cost basis of an available for sale debt security is due to credit related factors or noncredit related factors. A credit related impairment should be recognized as an allowance on the balance sheet with a corresponding adjustment to earnings, however, if the Company intends to sell an impaired available for sale debt security or more likely than not would be required to sell such a security before recovering its amortized cost basis, the entire impairment amount would be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

The Company did not recognize an allowance for credit losses on marketable securities as the expected losses were not material for the year ended December 31, 2020. No other than temporary impairment losses were recorded for the years ended December 31, 2019 and 2018.

Property and equipment, net:

h.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 – 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Impairment of Long-lived assets and intangible assets subject to amortization:

i.Impairment of Long-lived assets and intangible assets subject to amortization:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2018, 2019 and 2020, no impairment losses have been identified.

Business combinations:

j.Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

The Company accounts for a transaction that does not meet the definition of a business as an asset acquisition Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), the Company first determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Goodwill and intangible assets:

k.Goodwill and intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC No. 350, "Intangible - Goodwill and other", ("ASC No. 350") goodwill is not amortized, but rather is subject to impairment test. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, quantitative test is performed.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. The Company operates in one reporting segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which weighted average amortization period of 13 years.

The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2018, 2019 and 2020, no impairment losses have been recognized.

Equity investments in privately-held companies:

l.Investments in privately held companies:

The Company's non-marketable equity securities are investments in privately held companies without readily determinable market values.

Effective January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2016-01, which changed the way it accounts for non-marketable securities on a prospective basis. The Company's equity investments are investments in equity securities of privately held companies without readily determinable market values. The Company elected to account for its equity investments using the measurement alternative, which is cost, less any impairment, adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the same issuer. The investments are reviewed periodically to determine if their respective values have appreciated or have been impaired, and adjustments are recorded as necessary.

During the year ended December 31, 2020, the Company recorded an income in amount of $67,084 related to revaluation of its investments in privately held companies based on observable price changes. This includes $66,709 of appreciation of valuation related to holdings in a privately held company, which the Company has held since 2012.

Derivatives instruments:

m.Derivatives instruments:

ASC No. 815, "Derivative and Hedging" ("ASC No. 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of balance sheets at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities,” amending the eligibility criteria for hedged items and transactions to expand an entity’s ability to hedge nonfinancial and financial risk components. The new guidance eliminates the requirement to separately measure and present hedge ineffectiveness and aligns the presentation of hedge gains and losses with the underlying hedge item. The new guidance also simplifies the hedge documentation and hedge effectiveness assessment requirements. The amended presentation and disclosure requirements must be adopted on a prospective basis, while any amendments to cash flow and net investment hedge relationships that exist on the date of adoption must be applied on a “modified retrospective” basis, meaning a cumulative effect adjustment to the opening balance of retained earnings as of the beginning of the year of adoption. The new guidance was effective on January 1, 2019, and the adoption did not have a material impact on our consolidated financial statements.

The net fair value of derivative instruments balance as of December 31, 2019 and 2020, totaled $888 and $6,841, respectively and is presented as prepaid expenses and other current assets.

In the years ended December 31, 2018, 2019 and 2020, the Company recorded as operating income (expenses) net from hedging transactions in the amount of $(1,687), $147, and $1,582, respectively.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments, rent and other overhead vendors during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted salary, rent and other overhead cash flow denominated in NIS. Options and forward contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective.

As of December 31, 2020, the gross amount recorded in accumulated other comprehensive income from the Company's currency option transactions is $6,841. At December 31, 2020, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $45,000. The foreign exchange forward and options contracts will expire throughout 2021.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and option transactions to economically hedge certain revenue transactions in Euros, British pounds, Brazilian Real, Mexican Pesos and Japanese Yen and expenses in NIS.

Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2020, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $111,372. The foreign exchange forward and option transactions will expire through 2021.

The net fair value of derivative instruments balance as of December 31, 2019 and 2020, totaled $(119) and $(1,719), respectively, and is presented as accrued expenses and other current liabilities.

In the years ended December 31, 2018, 2019 and 2020, the Company recorded financial income (expenses), net from hedging transactions in the amount of $1,435, $963, and $(5,529) respectively.

Severance pay:

n.Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2018, 2019 and 2020, amounted to $9,489, $12,042 and $15,737, respectively.

U.S. employees defined contribution plan:

o.U.S. employees defined contribution plan:

The U.S. Subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $19 per year (for certain employees over 50 years of age the maximum contribution is $25 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2018, 2019 and 2020, the U.S. Subsidiary recorded expenses for matching contributions in amounts of $587, $727, and $1,117, respectively.

Convertible senior notes:

p.Convertible senior notes:

The Company accounts for the issuance of convertible senior notes in accordance with FASB ASC Subtopic 470-20, Debt with Conversion and Other Options. Pursuant to ASC Subtopic 470-20, as the Notes have a net settlement feature and may be settled wholly or partially in cash upon conversion, the Company is required to separately account for the liability (debt) and equity (conversion option) components of the instrument. The carrying amount of the liability component is computed by estimating the fair value of a similar liability without the conversion option. The amount of the equity component is then calculated by deducting the fair value of the liability component from the principal amount of the instrument. This difference represents a debt discount that is amortized to interest expense over the respective terms of the Notes using an effective interest rate method. In accounting for the issuance costs related to the Notes, the allocation of issuance costs incurred between the liability and equity components were based on their relative values.

Revenue recognition:

q.Revenue recognition:

The Company recognized revenue in accordance with Topic 606 when, or as, control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Revenue is recognized net of allowances for refunds and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company offers a 14-day money back guaranty ("Guaranty Period") on new premium subscription. The Company considers such amount collected from new premium subscriptions as customer deposits until the end of the 14-day trial period. Revenues are recognized once the Guaranty Period has expired.

The Company's revenue is categorized and disaggregated as reflected in the statements of operations, as follows:

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Creative Subscriptions

Revenues from premium subscriptions are recognized on a straight-line basis over the contract period, since the customer simultaneously receives and consumes the benefits provided by the Company's performance as the Company performs.

Revenues related to the purchase and registration of domain names are recognized at the full amount paid by the customer at a point in time upon the purchase and registration of the domain name, since that is when the Company satisfies the performance obligation.

Business Solutions

Revenues related to Google's G-Suite application is recognized at a point in time upon the purchase, since that is when the Company satisfies the performance obligation.

Other subscriptions and software applications developed by the Company are recognized on a straight-line basis over the contract period, since the customer simultaneously receives and consumes the benefits provided by our performance as the Company performs.

Revenues related to third-party software applications are recognized on a net basis at a point in time upon purchase of the application, since that is when the Company completes its obligation to facilitate the transfer between the customer and the third-party developer.

Revenue related to the sale of online advertising inventory (ad space) and other related advertising services to brands and advertising agencies are recognized at a point in time, when an ad space is sold.

Revenues related to Payments by Wix from processing payments are recognized at the time of the transaction, and fees are determined based in part on a percentage of the Gross Payment Volume (“GPV”) processed plus a per transaction fee, where applicable. In cases where the Company conclude that it is not the primary obligor, the Comapny recognizes revenue from revenue share arrangements on net basis.

Each of our goods and services is sold separately, therefore standalone selling prices (SSP) for each of them is observed, and allocation of the transaction price between the performance obligations in the contract is made relatively on that basis. Refunds are estimated at contract inception and updated at the end of each reporting period if additional information becomes available.

Principal versus Agent Considerations

The Company sells its products directly to customers and also through a network of resellers. In certain cases, the Company acts as a reseller of products provided by others. The determination of gross or net revenue recognition is reviewed on a product-by-product basis and is dependent on the Company's determination as to whether it acts as principal or agent in the transaction. Revenue associated with sales through the Company's network of resellers, for certain domain sales, for third-party offerings including Google's G-Suite application and fees related to Payments by Wix is recorded on a gross basis as the Company has determined that the Company controls the product before transferring it to the end customers, responsible for fulfilling the promise to provide the service and act as primary obligor. Revenues related to third-party software applications when the Company does not control the product or service before transferring to the customers are recognized on a net basis.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

Research and development costs:	r.Research and development costs: Research and development costs are charged to the statements of comprehensive loss as incurred.
Internal use software costs:

s.Internal use software costs:

The Company capitalized costs related to the online platform for internal use incurred during the application development stage. Costs incurred in the process of software production are charged to expenses as incurred. Certain software development costs are capitalized under ASC 350-40, Internal-Use Software and are included in property and equipment, net in the consolidated balance sheets.

Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

During 2018, 2019 and 2020, the Company capitalized $392, $778 and $575, respectively.

Advertising expenses:

t.Advertising expenses:

Advertising expenses consist primarily of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements. Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2018, 2019 and 2020 amounted to $165,319, $187,318 and $282,804, respectively.

Share-based compensation:

u.Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive loss.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. The Company estimates forfeitures at the grant date, and revises its estimate if necessary, in subsequent periods if actual forfeitures differ from those estimates. Some of the options granted are subject to certain performance criteria: accordingly compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires several assumptions, of which the most significant are the expected share price, volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options.

The Company applies ASU 2018-07, "Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" with respect to options and warrants issued to non-employees consultants. ASC No. 718 requires the use of option valuation models to measure the fair value of the options and warrants at the date of grant.

Income taxes:

v.Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The deferred tax assets and liabilities are classified as noncurrent in the statement of financial position

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No. 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Basic and diluted net loss per share:

w.Basic and diluted net loss per share:

Basic and diluted net loss per share is computed based on the weighted-average number of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. Basic and diluted net loss per ordinary share was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

For the years ended December 31, 2018, 2019 and 2020, all outstanding options, RSUs and Convertible Senior Notes have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Comprehensive income (loss):

x.Comprehensive income:

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The total accumulated other comprehensive income was comprised as follows:

	Year ended December 31, 2020
	Unrealized gains on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance, net	$852	$505	$1,357
Other comprehensive income before reclassifications, net	2,962	11,425	14,387
Amounts reclassified from accumulated other comprehensive income, net	(46)	(6,292)	(6,338)

Total accumulated other comprehensive income, net	$3,768	$5,638	$9,406

	Year ended December 31, 2019
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(315)	$(1,376)	$(1,691)
Other comprehensive income before reclassifications, net	1,201	2,027	3,228
Amounts reclassified from accumulated other comprehensive income, net	(34)	(146)	(180)

Total accumulated other comprehensive income, net	$852	$505	$1,357

Concentration of credit risks:

y.Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and restricted deposits.

The majority of the Company's and its subsidiaries' cash and cash equivalents, short-term, marketable securities, hedging and restricted deposits are invested with major banks in Israel, Brazil and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk.

Fair value of financial instruments:

z.Fair value of financial instruments:

ASC No. 820, “Fair Value Measurements and Disclosures” defines fair value and establishes a framework for measuring fair value. Fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Unadjusted quoted prices in active markets that are accessible on the measurement date for identical, unrestricted assets or liabilities;
Level 2 -	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 -	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$20,656	$-	$-	$20,656
Marketable securities	-	826,804	-	826,804
Investments in privately held companies	-	-	1,537	1,537
Foreign currency derivatives presented as contracts assets	-	7,083	-	7,083
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(1,961)	-	(1,961)

	$20,656	$831,926	$1,537	$854,119

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$204,067	$-	$-	$204,067
Marketable securities	-	341,599	-	341,599
Investment in privately held companies	-	-	862	862
Foreign currency derivatives presented as contracts assets	-	1,465	-	1,465
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(696)	-	(696)

	$204,067	$342,368	$862	$547,297

As of December 31, 2020, the total estimated fair value of the Convertible Senior Notes was $1,431,058 (2023 notes were $844,351 and 2025 notes were $586,707). The fair value of the convertible notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the convertible notes in an over-the-counter market.

Government grants:

aa.Government grants:

Grants from the Investment and Development Authority for Economic and Industrial Development (the "Investment Authority") for participation in salary expenses for employees in national priority areas and the Israel Innovation Authority (the "IIA"), for participation in research and development activities, are recognized at the time the Company is entitled to such grants on the basis of the related cost incurred. The expenses are included in the Consolidated Financial Statements net of related grants. The Company will not be obligate to pay royalties to Investment Authority and IIA.

The Company recorded grants from the Investment Authority in the amounts of $1,172, $852 and $957 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Company recorded grants from IIA in the amounts of $758 and $136 for the years ended December 31, 2019 and 2020.

Leases:

bb.Leases

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

Determining whether an arrangement contains a lease

Under Topic 842 on the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee

The Company entered into operating leases primarily for offices and vehicles. The leases have remaining lease terms of up to 10 years.

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:

•

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

•

The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

•

The lease term is for the major part of the remaining economic life of the underlying asset.

•

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

•

The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.

Since all of the Company’s lease contracts do not meet any of the criteria above, the Company concluded that all of its lease contracts should be classified as operating leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU.

asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.

Under ASC No. 842, the Company is required to remeasure and reallocate the consideration in a contract when they remeasure the lease liability, which occurs as a result of any of the following:

•

A change to the lease term (e.g., a change resulting from a lessee’s determination that it is reasonably certain to exercise an existing option to extend a lease that it had previously determined it was not reasonably certain to exercise)

•

A change in the assessment of whether a lessee is reasonably certain to exercise an option to purchase the underlying asset

•

A change in the amount that it is probable the lessee will owe under a residual value guarantee

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

•

A resolution of a contingency that results in some or all of the payments allocated to the lease component that were previously determined to be variable meeting the definition of lease payments (e.g., an event occurs that results in variable lease payments that were linked to the performance use of the underlying asset becoming fixed payments for the remainder of the lease term)

•

A lease modification that is not accounted for as a separate contract

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement.

The Company as a lessor

The Company subleases certain office spaces to third-parties. Sublease income is recognized over the term of the agreement.

Reclassification of prior years' amounts:

cc.Reclassification of prior years' amounts:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net loss or shareholders' equity.

dd.Recently issued accounting standards, not yet adopted by the Company:

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis.

Effective January 1, 2021, the Company early adopted ASU 2020-06 using the modified retrospective approach. Adoption of the new standard resulted in a decrease to accumulated deficit of $53,528, a decrease to additional paid-in capital of $215,713, and an increase to Convertible Senior Notes, net of $162,185. Interest expenses recognized in future periods will be reduced as a result of accounting for the convertible debt instrument as a single liability measured at its amortized cost.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for the Company in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The impact of the new guidance on the Company's consolidated financial statements is immaterial.

Recently adopted accounting standards:

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. the Company adopted this standard in the first quarter of 2020. The adoption did not have material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, regarding ASC Topic 820 “Fair Value Measurement,” which modifies the disclosure requirements for fair value measurements for certain types of investments. The Company adopted this standard in the first quarter of 2020. The adoption did not have a material impact on its consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 requires expected credit losses relating to financial assets to be measured on an amortized cost basis to be recorded through an allowance for credit losses. ASU 2016-13 also requires an investor to determine whether a decline in the fair value below the amortized cost basis (i.e., impairment) of an available for sale debt security is due to credit-related factors or noncredit-related factors. Any impairment that is not credit related is recognized in OCI , net of applicable taxes. However, if an entity intends to sell an impaired available for sell debt security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire impairment amount must be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis. Credit-related impairment is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The Company adopted ASU 2016-13 using the modified retrospective approach as of January 1, 2020. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.